Significant Accounting Policies - Schedule of Third-Party Application Stores and Other Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	14.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	5.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	12.00%
Third-party Payment Channel D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	59.00%